Commitments and Contingencies - Additional Information (Detail)	Dec. 31, 2020 USD ($)
Commitments And Contingencies Disclosure [Line Items]
Containers orders placed	$ 795,891,000
Future minimum lease payment obligations	14,395,000
Fleet Management Agreements
Commitments And Contingencies Disclosure [Line Items]
Future minimum lease payment obligations	0
Sales-type Leaseback Financing Arrangement
Commitments And Contingencies Disclosure [Line Items]
Containers orders placed	$ 6,425,000